Altegris Equity Long Short Fund
ALTEGRIS EQUITY LONG SHORT FUND

1. The “Fees and Expenses of the Fund” section of the Prospectus is deleted in its entirety and replaced as follows:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” on page 39 of the Fund's Prospectus.

Shareholder Fees (Fees paid directly from your investment)	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	2.25%	2.25%	2.25%	2.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%
Other Expenses	2.13%	2.13%	2.13%	2.13%
Interest and Dividends on Securities Sold Short	1.28%	1.28%	1.28%	1.28%
Remaining Other Expenses	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	4.63%	5.38%	4.38%	4.63%
Fee Waiver( [1] )	(0.61)%	(0.61)%	(0.61)%	(0.61)%
Total Annual Fund Operating Expenses After Fee Waiver	4.02%	4.77%	3.77%	4.02%

(1) The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expense, borrowing  costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) will not exceed 2.74%, 3.49%, 2.49%, and 2.74% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the Fund’s adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$956	$1,840	$2,731	$4,988
C	$578	$1,552	$2,618	$5,248
I	$379	$1,272	$2,175	$4,483
N	$404	$1,343	$2,288	$4,683

2. Any references to the Fund’s investment management fee in the Fund’s Prospectus and Statement of Additional Information are hereby revised and replaced with the reduced management fee of 2.25%.

*    *    *    *    *    *

This Supplement dated September 3, 2013, and the Prospectus and Statement of Additional Information, both dated July 16, 2013, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling the Fund at 1(888)524-9441.

Please retain this Supplement for future reference.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” on page 39 of the Fund’s Prospectus.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Altegris Equity Long Short Fund	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load)(as a % of original purchase price)	1.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Altegris Equity Long Short Fund		Class A	Class C	Class I	Class N
Management Fees		2.25%	2.25%	2.25%	2.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses		2.13%	2.13%	2.13%	2.13%
Interest and Dividends on Securities Sold Short		1.28%	1.28%	1.28%	1.28%
Remaining Other Expenses		0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses		4.63%	5.38%	4.38%	4.63%
Fee Waiver	[1]	(0.61%)	(0.61%)	(0.61%)	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver		4.02%	4.77%	3.77%	4.02%
[1]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expense, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) will not exceed 2.74%, 3.49%, 2.49%, and 2.74% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Altegris Equity Long Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	956	1,840	2,731	4,988
Class C	578	1,552	2,618	5,248
Class I	379	1,272	2,175	4,483
Class N	404	1,343	2,288	4,683

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 3, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Sep 3, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 3, 2013
Prospectus Date	rr_ProspectusDate	Sep 3, 2013
Altegris Equity Long Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ALTEGRIS EQUITY LONG SHORT FUND
Supplement [Text Block]	nlfun_SupplementTextBlock

1. The “Fees and Expenses of the Fund” section of the Prospectus is deleted in its entirety and replaced as follows:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” on page 39 of the Fund's Prospectus.

Shareholder Fees (Fees paid directly from your investment)	Class A	Class C	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None	None
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	2.25%	2.25%	2.25%	2.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%
Other Expenses	2.13%	2.13%	2.13%	2.13%
Interest and Dividends on Securities Sold Short	1.28%	1.28%	1.28%	1.28%
Remaining Other Expenses	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	4.63%	5.38%	4.38%	4.63%
Fee Waiver( [1] )	(0.61)%	(0.61)%	(0.61)%	(0.61)%
Total Annual Fund Operating Expenses After Fee Waiver	4.02%	4.77%	3.77%	4.02%

(1) The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expense, borrowing  costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) will not exceed 2.74%, 3.49%, 2.49%, and 2.74% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to the Fund’s adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$956	$1,840	$2,731	$4,988
C	$578	$1,552	$2,618	$5,248
I	$379	$1,272	$2,175	$4,483
N	$404	$1,343	$2,288	$4,683

2. Any references to the Fund’s investment management fee in the Fund’s Prospectus and Statement of Additional Information are hereby revised and replaced with the reduced management fee of 2.25%.

*    *    *    *    *    *

This Supplement dated September 3, 2013, and the Prospectus and Statement of Additional Information, both dated July 16, 2013, each provide information that you should know before investing in the Fund and should be retained for future reference.  The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling the Fund at 1(888)524-9441.

Please retain this Supplement for future reference.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” on page 39 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-08-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Altegris Equity Long Short Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ELSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.28%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.02%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	956
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,840
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,731
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,988
Altegris Equity Long Short Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ELSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.28%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	578
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,552
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,248
Altegris Equity Long Short Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ELSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.28%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	379
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,272
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,483
Altegris Equity Long Short Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ELSNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.28%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	4.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	404
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,683

[1]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until August 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expense, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) will not exceed 2.74%, 3.49%, 2.49%, and 2.74% of average daily net assets attributable to Class A, Class C, Class I, and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.